Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.1%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$450	$ 257,782
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	896	883,316
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,479	1,479,239
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	4,692	4,689,375
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,000	4,004,216
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,927,214
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	968	972,551
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,221	1,225,560
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,085	7,065,316
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,050	1,042,507
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	757	754,506
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,206	1,259,103
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,913	1,949,527
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,110	3,186,488
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	654	664,276
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,370	1,448,261
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,792	1,883,100
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,620	2,642,516
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,144	1,206,397
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	396	360,729
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	215	182,535
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,685	1,707,900
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	134	138,342
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	418	427,363
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,632	2,653,958
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	613	611,833
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,814	4,813,431
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)	1,175	1,167,165
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	$5,900	$ 5,821,754
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,015	4,010,186
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	2,298	2,353,326
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,524	2,598,871
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	648	645,344
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,386	1,402,068
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,812	4,937,103
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	468	468,058
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,949	3,066,818
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,687	2,786,253
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	734,575
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,089	1,068,993
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	951	974,655
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	453	478,411
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,610	1,686,100
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,055	1,069,000
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	917,833
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	364	372,446
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,500,468
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	713	665,208
Series 2020-A, Class C, 6.657%, 3/15/45(1)	414	301,430
Total Asset-Backed Securities (identified cost $90,184,426)		$90,463,406

Collateralized Mortgage Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.702%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$177	$ 177,337
Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	1,130	1,164,185

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class M1B, 1.45%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	$4,195	$ 4,179,070
Eagle Re, Ltd., Series 2021-2, Class M1C, 3.50%, (30-day average SOFR + 3.45%), 4/25/34(1)(2)	2,810	2,822,468
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA2, Class M2, 2.553%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	2,104	2,129,114
Series 2019-DNA3, Class B2, 8.253%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(2)	500	530,572
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,251	1,261,390
Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	904	911,068
Series 2020-DNA4, Class M2, 3.853%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	318	320,851
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	747	754,669
Series 2020-DNA6, Class B1, 3.05%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	900	912,628
Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	1,748	1,810,893
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2018-C06, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	819	827,188
Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	148	148,801
Series 2019-R01, Class 2B1, 4.453%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	1,295	1,333,802
Series 2019-R02, Class 1B1, 4.253%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	530	544,141
Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	347	348,852
Series 2019-R03, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(2)	1,050	1,079,108
Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	112	112,389
Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	2,062	2,090,575
Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	3,765	3,806,255
Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	1,497	1,507,019
Series 2021-R01, Class 1B2, 6.05%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	2,688	2,752,475
Series 2021-R02, Class 2B1, 3.35%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	543	546,742
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)	3,360	3,340,969
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.402%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	1,030	1,016,500
Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.: (continued)
Series 2021-1, Class M2, 2.952%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	$4,340	$ 4,241,680
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	1,210	1,213,071
Total Collateralized Mortgage Obligations (identified cost $41,690,203)		$ 41,883,812

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$11,165	$ 10,464,853
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,545	3,648,057
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	5,509	5,474,326
Extended Stay America Trust, Series 2021-ESH, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	5,515	5,523,644
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	2,677	2,650,250
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,185	3,240,811
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	730,590
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	1,120	188,160
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	1,426	1,424,121
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	6,576	6,277,084
Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	3,045	2,773,059
Motel Trust, Series 2021-MTL6, Class D, 2.21%, (1 mo. USD LIBOR + 2.10%), 9/15/38(1)(2)	360	360,066
VMC Finance, LLC, Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	7,908	7,917,342
Total Commercial Mortgage-Backed Securities (identified cost $54,196,381)		$50,672,363

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
ams AG, 0.875%, 9/28/22(6)	$2,600	$ 2,562,447
Total Convertible Bonds (identified cost $2,547,050)		$ 2,562,447

Corporate Bonds — 65.3%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.3%
WR Grace Holdings, LLC, 5.625%, 8/15/29(1)	$2,160	$ 2,216,700
		$ 2,216,700
Communications — 7.0%
AT&T, Inc.:
3.10%, 2/1/43	$1,650	$ 1,607,420
3.50%, 9/15/53	1,750	1,768,867
3.55%, 9/15/55	9,042	9,090,087
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	8,934,143
Comcast Corp.:
2.887%, 11/1/51(1)	3,396	3,293,444
2.937%, 11/1/56(1)	1,399	1,336,243
Discovery Communications, LLC, 5.20%, 9/20/47(7)	1,870	2,323,388
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	2,317,195
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	2,078,169
Nokia Oyj:
4.375%, 6/12/27	1,750	1,892,126
6.625%, 5/15/39	2,700	3,739,851
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,578,630
SES S.A., 5.30%, 4/4/43(1)	820	941,503
T-Mobile USA, Inc.:
2.25%, 2/15/26	458	459,843
2.25%, 11/15/31	516	501,263
2.55%, 2/15/31	2,240	2,230,526
2.875%, 2/15/31	1,000	989,330
4.50%, 4/15/50	2,560	3,000,553
Verizon Communications, Inc.:
3.40%, 3/22/41	3,000	3,146,429
3.55%, 3/22/51	3,000	3,238,193
Ziggo B.V., 5.50%, 1/15/27(1)	2,350	2,417,351
		$56,884,554
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 6.1%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$364	$ 358,899
5.25%, 1/15/24	844	836,453
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,341	3,479,418
5.75%, 4/20/29(1)	856	916,566
Aptiv PLC, 5.40%, 3/15/49	4,153	5,514,329
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,011	4,280,800
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	2,475	2,704,635
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,953,854
4.75%, 1/15/43	2,483	2,745,018
General Motors Co., 5.15%, 4/1/38	3,000	3,622,348
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	724,187
Hyatt Hotels Corp., 1.80%, 10/1/24	824	824,872
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,520	2,693,716
Macy's Retail Holdings, LLC:
3.625%, 6/1/24	1,503	1,538,403
4.30%, 2/15/43	1,500	1,318,440
MDC Holdings, Inc.:
2.50%, 1/15/31	5,894	5,709,325
6.00%, 1/15/43	1,540	1,950,339
Nordstrom, Inc.:
4.25%, 8/1/31	1,966	1,934,583
4.375%, 4/1/30(7)	2,402	2,426,741
5.00%, 1/15/44(7)	3,161	2,952,564
		$49,485,490
Consumer, Non-cyclical — 6.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$732	$765,296
4.25%, 11/1/29(1)	4,166	4,446,007
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,798	3,965,739
Avon Products, Inc., 8.45%, 3/15/43	1,458	1,795,388
Block Financial, LLC, 3.875%, 8/15/30	3,362	3,601,104
Centene Corp.:
2.50%, 3/1/31	3,889	3,792,475
3.375%, 2/15/30	1,171	1,194,484
4.25%, 12/15/27	1,068	1,115,238
4.625%, 12/15/29	1,226	1,324,313
CVS Pass-Through Trust, 6.036%, 12/10/28	1,853	2,113,437
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,606,233
Gilead Sciences, Inc., 2.60%, 10/1/40	3,500	3,379,040
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	2,038	2,096,450
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,301	8,568,086

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$2,844	$ 2,795,282
Royalty Pharma PLC:
3.30%, 9/2/40(7)	1,841	1,839,065
3.55%, 9/2/50	2,772	2,754,861
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	2,157,112
3.00%, 10/15/30(1)	238	237,310
5.20%, 4/1/29(1)	1,625	1,857,745
		$51,404,665
Energy — 1.4%
NuStar Logistics, L.P.:
5.625%, 4/28/27	$1,077	$1,140,005
6.375%, 10/1/30	1,510	1,678,410
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,083	4,286,660
5.00%, 1/31/28(1)	4,269	4,527,808
		$11,632,883
Financial — 32.2%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)	$504	$522,376
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	3,236	3,582,421
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	4,239,874
Agree, L.P., 2.00%, 6/15/28	1,393	1,365,734
Air Lease Corp., 2.875%, 1/15/26	2,221	2,293,022
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,109	3,175,533
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,160	2,243,246
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	4,307,652
Aon Corp., 2.80%, 5/15/30	1,313	1,354,684
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	2,114	2,167,628
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	2,800	2,827,888
Banco de Chile, 2.99%, 12/9/31(1)	1,647	1,626,223
Banco do Brasil S.A., 3.25%, 9/30/26(1)	5,874	5,724,800
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(8)(9)	495	532,076
8.375% to 10/14/30(1)(8)(9)	1,195	1,372,953
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	1,800	1,768,263
3.80%, 2/23/28	2,460	2,668,905
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(8)	4,800	4,599,120
2.456% to 10/22/24, 10/22/25(8)	3,800	3,905,339
2.676% to 6/19/40, 6/19/41(8)	2,642	2,547,538
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
3.311% to 4/22/41, 4/22/42(8)	$5,500	$ 5,791,275
Series Z, 6.50% to 10/23/24(7)(8)(9)	2,430	2,666,852
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(8)	2,123	2,278,864
BankUnited, Inc., 5.125%, 6/11/30	2,047	2,333,970
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)(8)	3,947	4,056,983
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	4,770	4,692,232
4.625% to 2/25/31(1)(7)(8)(9)	967	972,319
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	2,014,478
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	4,309,018
Capital One Financial Corp., 3.75%, 7/28/26	9,763	10,480,463
Charles Schwab Corp. (The):
4.00% to 6/1/26(7)(8)(9)	1,726	1,762,678
Series G, 5.375% to 6/1/25(8)(9)	1,524	1,664,970
CI Financial Corp.:
3.20%, 12/17/30	4,088	4,199,300
4.10%, 6/15/51	1,257	1,365,448
Citigroup, Inc.:
4.00% to 12/10/25(8)(9)	2,510	2,535,100
4.075% to 4/23/28, 4/23/29(8)	2,425	2,676,436
4.125%, 7/25/28	1,530	1,680,576
4.60%, 3/9/26	2,150	2,373,531
Corporate Office Properties L.P., 2.90%, 12/1/33	1,720	1,683,440
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	1,632	1,588,832
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(8)	3,504	3,455,216
Discover Bank:
3.45%, 7/27/26	2,745	2,906,698
4.682% to 8/9/23, 8/9/28(8)	2,672	2,793,486
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,320	5,817,447
EPR Properties, 3.75%, 8/15/29	3,842	3,881,395
Extra Space Storage, L.P., 2.55%, 6/1/31	2,585	2,546,833
Goldman Sachs Group, Inc. (The):
2.383% to 7/21/31, 7/21/32(8)	4,000	3,941,690
2.65% to 10/21/31, 10/21/32(8)	5,641	5,681,951
4.125% to 11/10/26(8)(9)	1,393	1,416,942
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,781,185
3.75%, 9/15/30(1)	1,438	1,436,469
6.00%, 4/15/25(1)	193	200,913
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(8)	2,728	2,735,287
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,811,400
5.00%, 7/15/28(1)	1,498	1,541,449

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(8)	$2,339	$ 2,249,007
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(8)	1,530	1,573,633
2.956% to 5/13/30, 5/13/31(8)	1,386	1,436,546
4.203% to 7/23/28, 7/23/29(8)	2,600	2,910,864
Series S, 6.75% to 2/1/24(8)(9)	4,327	4,692,631
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	2,637,944
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	881,152
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	3,866	3,862,037
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	1,642	1,675,170
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	4,858	4,795,051
3.624%, 6/3/30(1)	1,776	1,855,086
MetLife, Inc., 4.05%, 3/1/45	1,850	2,204,097
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,617,252
4.125% to 10/18/27, 10/18/32(1)(8)	1,400	1,493,721
Newmark Group, Inc., 6.125%, 11/15/23	3,997	4,280,787
OneMain Finance Corp., 3.50%, 1/15/27	2,963	2,933,326
Primerica, Inc., 2.80%, 11/19/31	1,700	1,720,230
Radian Group, Inc.:
4.875%, 3/15/27	6,565	7,051,220
6.625%, 3/15/25	1,344	1,486,713
Sabra Health Care, L.P., 3.20%, 12/1/31	3,862	3,778,310
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	4,317	4,250,189
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,143,376
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(8)	3,400	3,313,275
4.75% to 5/26/26(1)(7)(8)(9)	2,070	2,107,074
5.375% to 11/18/30(1)(7)(8)(9)	1,032	1,086,593
Standard Chartered PLC, 4.75%, 1/14/31(1)(7)	651	646,524
Stewart Information Services Corp., 3.60%, 11/15/31	2,614	2,649,687
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,572,361
Sun Communities Operating, L.P., 2.70%, 7/15/31	839	833,093
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	2,376	2,476,726
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	1,589	1,699,251
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,542	3,664,013
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	3,231	3,618,720
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)	3,883	3,845,335
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	995	1,085,211
5.861% to 6/19/27, 6/19/32(1)(8)	2,100	2,305,445
Vornado Realty L.P., 3.40%, 6/1/31	3,385	3,465,366
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	$1,406	$ 1,391,407
		$261,188,824
Industrial — 3.4%
Avnet, Inc., 3.00%, 5/15/31	$7,000	$ 6,921,422
FedEx Corp., 4.55%, 4/1/46	3,625	4,354,634
Hexcel Corp., 4.20%, 2/15/27	492	528,643
Imola Merger Corp., 4.75%, 5/15/29(1)	2,999	3,082,567
Jabil, Inc., 3.00%, 1/15/31	6,070	6,244,995
Owens Corning, 3.95%, 8/15/29	1,411	1,547,408
Valmont Industries, Inc., 5.00%, 10/1/44	4,100	5,079,984
		$27,759,653
Technology — 3.6%
DXC Technology Co.:
1.80%, 9/15/26	$2,500	$2,473,043
2.375%, 9/15/28	1,575	1,540,872
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	2,012	1,960,187
2.70%, 10/15/28(1)	5,217	5,053,056
Micron Technology, Inc., 2.703%, 4/15/32	2,160	2,166,177
Microsoft Corp., 2.525%, 6/1/50	4,104	4,013,712
Oracle Corp., 3.60%, 4/1/40	2,800	2,812,886
Seagate HDD Cayman, 5.75%, 12/1/34	6,113	7,053,913
Western Digital Corp., 4.75%, 2/15/26	2,027	2,219,068
		$29,292,914
Utilities — 4.9%
AES Corp. (The), 2.45%, 1/15/31	$4,947	$4,825,021
American Water Capital Corp., Class C, 3.25%, 6/1/51	3,600	3,749,029
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)	1,129	1,122,153
4.75%, 3/15/28(1)	1,953	2,055,962
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,882	3,102,742
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	3,508,215
MidAmerican Energy Co., 3.15%, 4/15/50	1,650	1,731,778
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	136	141,235
4.50%, 9/15/27(1)	7,928	8,570,168
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	1,111,614
Northern States Power Co., 2.60%, 6/1/51	3,800	3,635,942
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,374	3,505,788

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	$2,795	$ 2,858,307
		$ 39,917,954
Total Corporate Bonds (identified cost $514,149,670)		$529,783,637

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$1,500	$ 1,468,590
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,468,590

Preferred Stocks — 2.4%

Security	Shares	Value
Capital Markets — 0.3%
Stifel Financial Corp., 4.50%	103,500	$ 2,671,335
		$ 2,671,335
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)	24,000	$ 617,040
		$ 617,040
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	169,688	$ 3,817,980
		$ 3,817,980
Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$1,719,880
Series A2, 6.375%	212,000	5,439,920
		$7,159,800
Wireless Telecommunication Services — 0.6%
United States Cellular Corp.:
5.50%	106,200	$2,803,680
6.25%	87,200	2,363,120
		$5,166,800
Total Preferred Stocks (identified cost $19,057,057)		$19,432,955

Senior Floating-Rate Loans — 4.0%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.5%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$3,900	$ 4,133,512
		$ 4,133,512
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,237	$ 1,230,844
		$ 1,230,844
Cable and Satellite Television — 0.1%
UPC Financing Partnership, Term Loan, 3.11%, (3 mo. USD LIBOR + 3.00%), 1/31/29	$600	$ 598,800
		$ 598,800
Electronics/Electrical — 1.3%
Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	$2,656	$2,649,103
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,437	1,440,481
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	198	197,301
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,339	1,332,425
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	393	388,793
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	492	486,737
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,643	1,640,731
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	2,681	2,675,284
		$10,810,855
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$646,358
		$646,358
Health Care — 0.8%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$1,551	$1,551,686
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	1,888	1,890,258
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	470	470,959

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$2,500	$ 2,502,242
		$ 6,415,145
Insurance — 0.5%
Asurion, LLC:
Term Loan, 3.229%, (1 mo. USD LIBOR + 3.13%), 11/3/23	$1,511	$ 1,509,122
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	881	876,052
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,643	1,632,633
		$ 4,017,807
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,142	$1,129,102
		$1,129,102
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,658	$1,640,476
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	406,653
Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,680	1,664,250
		$3,711,379
Total Senior Floating-Rate Loans (identified cost $32,699,459)		$32,693,802

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$ 1,044,530
3.034%, 6/1/34	720	750,607
		$ 1,795,137
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.2%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 1,093,546
		$ 1,093,546
Total Taxable Municipal Obligations (identified cost $2,840,000)		$ 2,888,683

U.S. Treasury Obligations — 3.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,765,303
1.375%, 11/15/40	647	589,831
1.75%, 8/15/41	5,353	5,191,574
2.00%, 8/15/51	6,622	6,752,371
2.25%, 5/15/41	5,166	5,429,143
2.375%, 5/15/51	1,770	1,955,573
U.S. Treasury Notes:
0.375%, 9/30/27	900	852,082
0.625%, 7/31/26	650	632,100
1.375%, 10/31/28	2,845	2,834,331
Total U.S. Treasury Obligations (identified cost $27,176,864)		$27,002,308

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.7%
Affiliated Fund — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(13)	12,416,962	$ 12,416,962
Total Affiliated Fund (identified cost $12,416,962)		$ 12,416,962
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(14)	9,148,198	$ 9,148,198
Total Securities Lending Collateral (identified cost $9,148,198)		$ 9,148,198
Total Short-Term Investments (identified cost $21,565,160)		$ 21,565,160
Total Purchased Options — 0.0%(15) (identified cost $196,389)		$ 160,313
Total Investments — 101.1% (identified cost $807,802,659)		$820,577,476
Other Assets, Less Liabilities — (1.1)%		$ (9,128,870)
Net Assets — 100.0%		$811,448,606

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $354,182,304 or 43.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $4,658,897 or 0.6% of the Fund's net assets.
(7)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $14,465,658 and the total market value of the collateral received by the Fund was $14,978,601, comprised of cash of $9,148,198 and U.S. government and/or agencies securities of $5,830,403.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $1,468,590, which represents 0.2% of the net assets of the Fund as of December 31, 2021.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(14)	Represents investment of cash collateral received in connection with securities lending.
(15)	Amount is less than 0.05%.

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 3/2022	540	$70,453,125	$128.50	2/18/22	$160,313
Total					$160,313

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	459	Long	3/31/22	$100,140,891	$(21,480)
U.S. 5-Year Treasury Note	201	Long	3/31/22	24,316,289	68,467
U.S. 10-Year Treasury Note	37	Long	3/22/22	4,827,344	47,050
U.S. Ultra-Long Treasury Bond	122	Long	3/22/22	24,049,250	442,001
U.S. Ultra 10-Year Treasury Note	(232)	Short	3/22/22	(33,973,500)	(487,946)
					$48,092
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts and options on futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $24,359,816, which represents 3.0% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ —	$ 1,424,886	$ —	$ —	$ (767)	$ 1,424,121	$ 2,117	$ 1,426,000
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36	6,245,300	—	—	—	30,376	6,277,084	38,213	6,576,000
Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR + 3.05%), 5/15/36	2,745,804	—	—	—	27,255	2,773,059	24,435	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,474,245	—	—	—	(5,655)	1,468,590	5,625	1,500,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,598,549	73,051,954	(69,231,533)	(1,148)	(860)	12,416,962	1,292	12,416,962
Totals				$ (1,148)	$50,349	$24,359,816	$71,682

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$90,463,406	$ —	$90,463,406
Collateralized Mortgage Obligations	—	41,883,812	—	41,883,812
Commercial Mortgage-Backed Securities	—	50,672,363	—	50,672,363
Convertible Bonds	—	2,562,447	—	2,562,447
Corporate Bonds	—	529,783,637	—	529,783,637
High Social Impact Investments	—	1,468,590	—	1,468,590
Preferred Stocks	19,432,955	—	—	19,432,955
Senior Floating-Rate Loans	—	32,693,802	—	32,693,802
Taxable Municipal Obligations	—	2,888,683	—	2,888,683
U.S. Treasury Obligations	—	27,002,308	—	27,002,308
Short-Term Investments:
Affiliated Fund	—	12,416,962	—	12,416,962
Securities Lending Collateral	9,148,198	—	—	9,148,198
Purchased Put Options	160,313	—	—	160,313
Total Investments	$28,741,466	$791,836,010	$ —	$820,577,476
Futures Contracts	$557,518	$ —	$ —	$557,518
Total	$29,298,984	$791,836,010	$ —	$821,134,994

Calvert
Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(509,426)	$ —	$ —	$(509,426)
Total	$(509,426)	$ —	$ —	$(509,426)
Investment Valuations – Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Options Contracts - Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.